CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2018 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, authorized	10,000,000
Preferred stock, issued	0
Preferred stock, outstanding	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, authorized	490,000,000
Common stock, issued	70,278,622
Common stock, outstanding	69,758,622
Less: common stock held in treasury, at cost;	520,000